Treasury Shares - Additional Information (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of treasury shares	2,407,091	2,563,563	877,066